Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Summary Of Significant Accounting Policies [Abstract]
Schedule Of Financial Assets And Liabilities At Fair Value

Financial assets and liabilities at fair value as of December 31, 2020

	Level 1	Level 2	Total

U.S. Treasury Notes (1)	$ 101,584,537	$ -	$ 101,584,537
Short-Term Money Market Fund*	8,980,173	-	8,980,173
Exchange-Traded Futures Contracts
Energies	248,830	-	248,830
Grains	541,875	-	541,875
Interest rates	369,629	-	369,629
Livestock	(2,970)	-	(2,970)
Metals	868,869	-	868,869
Softs	42,417	-	42,417
Stock indices	944,486	-	944,486

Total exchange-traded futures contracts	3,013,136	-	3,013,136

Over-the-Counter Forward Currency Contracts	-	314,262	314,262

Total futures and forward currency contracts (2)	3,013,136	314,262	3,327,398

Total financial assets and liabilities at fair value	$ 113,577,846	$ 314,262	$ 113,892,108

Per line item in Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in equity trading accounts as collateral			$ 16,975,076
Investments in U.S. Treasury notes			84,609,461
Total investments in U.S. Treasury notes			$ 101,584,537

(2)
Net unrealized appreciation on open futures and forward currency contracts			$ 3,349,977
Net unrealized depreciation on open futures and forward currency contracts			(22,579)
Total net unrealized appreciation on open futures and forward currency contracts			$ 3,327,398

*The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial
Condition.

Financial assets and liabilities at fair value as of December 31, 2019

	Level 1	Level 2	Total

U.S. Treasury Notes (1)	$ 133,560,635	$ -	$ 133,560,635
Short-Term Money Market Fund*	13,861,142	-	13,861,142
Exchange-Traded Futures Contracts
Energies	312,136	-	312,136
Grains	(187,779)	-	(187,779)
Interest rates	394,563	-	394,563
Livestock	(140)	-	(140)
Metals	295,006	-	295,006
Softs	(3,723)	-	(3,723)
Stock indices	287,409	-	287,409

Total exchange-traded futures contracts	1,097,472	-	1,097,472

Over-the-Counter Forward Currency Contracts	-	(1,196,064)	(1,196,064)

Total futures and forward currency contracts (2)	1,097,472	(1,196,064)	(98,592)

Total financial assets at fair value	$ 148,519,249	$ (1,196,064)	$ 147,323,185

Per line item in Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in equity trading accounts as collateral			$ 19,975,068
Investments in U.S. Treasury notes			113,585,567
Total investments in U.S. Treasury notes			$ 133,560,635

(2)
Net unrealized appreciation on open futures and forward currency contracts			$ 1,097,472
Net unrealized depreciation on open futures and forward currency contracts			(1,196,064)
Total net unrealized depreciation on open futures and forward currency contracts			$ (98,592)

*The short-term money market fund is included in Cash and Cash Equivalents on the Statements of
Financial Condition.